Earnings per share -Schedule of basic and diluted earnings per share (Parenthetical) (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 04, 2022	Dec. 31, 2021
Earnings per share [abstract]
Number of shares outstanding	95,285,453	95,355,432	88,406,480	3,215,483	88,629,879
Number of shares outstanding maximum	98,781,028